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917-777-2116 EMAIL ADDRESS RICHARD.GROSSMAN@SKADDEN.COM	April 5, 2019	BEIJING BRUSSELS FRANKFURT HONG KONG LONDON MOSCOW MUNICH PARIS SÃO PAULO SEOUL SHANGHAI SINGAPORE TOKYO TORONTO

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

RE:	Navient Corporation

Commission File Number: 1-36228

Preliminary Proxy Materials Relating to 2019 Annual

Meeting of Shareholders

Ladies and Gentlemen:

On behalf of Navient Corporation, a Delaware corporation (the “Company”), we are transmitting for filing under Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s preliminary proxy statement and form of proxy (the “Preliminary Proxy Materials”) relating to the Company’s 2019 Annual Meeting of Shareholders (the “Annual Meeting”).

On February 21, 2019, the Company received a notice from Canyon Value Realization Fund, L.P. (together with certain of its affiliates, “Canyon”), stating its intention to propose four alternative director nominees for election at the Annual Meeting. The Company is filing the Preliminary Proxy Materials because the Preliminary Proxy Materials comments upon and references Canyon’s “solicitation in opposition” (as defined in Rule 14a-6(a) of the Exchange Act) to the Company’s director nominees for election at the Annual Meeting.

April 5, 2019

Please be advised that, in accordance with Rule 14a-6(b) of the Exchange Act, the Company intends to release definitive proxy materials on or prior to April 26, 2019 by sending to its shareholders a definitive proxy statement and form of proxy, as well as a copy of the Company’s annual report for the year ended December 31, 2018. To accommodate the Company’s proposed timing for the release of definitive proxy materials, we would appreciate your prompt attention to the Preliminary Proxy Materials. Please direct any communications concerning the Preliminary Proxy Material to the undersigned at (212) 735-2116 or Richard.Grossman@skadden.com.

Very truly yours,

/s/ Richard J. Grossman

Richard J. Grossman

cc:    Navient Corporation